Borrowings and Lease Liabilities - Schedule of Components of Borrowings and Lease Liabilities (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Weighted average interest rates outstanding loan payables	0.80%	0.55%
Weighted average interest rates outstanding commercial papers	0.95%	0.59%